LOAN FROM THIRD PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
LOAN FROM THIRD PARTIES

10. LOAN FROM THIRD PARTIES

As of September 30, 2023 and December 31, 2022, the Company had advances from unrelated third parties of Aixin Shangyan Hotel in an aggregate amount $82,237 and $86,992, respectively. There was no written agreement, and these loans are payable on demand and bear no interest.

10. LOAN FROM THIRD PARTIES

As of December 31, 2022 and 2021, the Company had advances from former shareholders and unrelated third parties in an aggregate amount of $86,992 and $94,153, respectively. There was no written agreement, and these loans are payable on demand and bear no interest.